General	6 Months Ended
Jun. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General	General
The Company
AerCap Holdings N.V. (together with its subsidiaries, “AerCap,” “we,” “us” or the “Company”) is the global leader in aviation leasing, with 1,968 aircraft owned, managed or on order, over 1,200 engines (including engines owned and managed by our Shannon Engine Support (“SES”) joint venture), over 300 owned helicopters, and total assets of $71 billion as of June 30, 2026. Our ordinary shares are listed on the New York Stock Exchange under the ticker symbol AER. Our headquarters is located in Dublin, and we have offices in Miami, Shannon, Memphis, Singapore, London, Dubai, Shanghai, Amsterdam and other locations.
The Condensed Consolidated Financial Statements presented herein include the accounts of AerCap Holdings N.V. and its subsidiaries. AerCap Holdings N.V. was incorporated in the Netherlands as a public limited liability company (“naamloze vennootschap” or “N.V.”) on July 10, 2006.